Stockholderss' Deficit (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Exercise Price Range, Lower Range Limit		$ 0.10	$ 0.05
Exercise Price Range, Upper Range Limit		$ 0.20	$ 1.00
Number of Warrants Outstanding (in Shares)	54,664,518	124,888,519	53,280,406
Weighted-Average Contractual Life Remaining in Years	1 year 2 months 12 days	1 year 1 month 13 days	1 year 1 month 13 days
Weighted- Average Exercise Price	$ 0.26	$ 0.33	$ 0.33
Number Exercisable (in Shares)	54,664,518	124,888,519	53,280,406
Weighted- Average Exercise Price	$ 0.26	$ 0.33	$ 0.33